Prospectus Supplement – PROSUPP1/23

Filed pursuant to 497(e)
Homestead Funds, Inc. Registration Nos. 033-35788 and 811-06136

Homestead Funds Trust Registration Nos. 333-229995 and 811-23429

Homestead Funds, Inc.

Homestead Funds Trust

Supplement Dated January 6, 2023
to the Prospectus dated May 1, 2022, as supplemented from time to time

This supplement revises certain information contained in the above-referenced prospectus (the “Prospectus”) regarding the Value Fund and Small-Company Stock Fund, each a series of Homestead Funds, Inc., and the Rural America Growth & Income Fund, a series of Homestead Funds Trust (each such fund, a “Fund” and collectively, the “Funds”).  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free (800) 258-3030, by visiting the Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

On or about February 10, 2023, Prabha Carpenter will retire from Homestead Advisers and will no longer serve as portfolio manager of the Funds. In addition, effective February 10, 2023, Mark Iong will serve as portfolio manager of the Value Fund and the Small-Company Stock Fund. Accordingly, each of the following changes are made to the Prospectus effective February 10, 2023:

1.	The third paragraph under the “Fund Management – Portfolio Managers” section of the Rural America Growth & Income Fund’s Fund Summary in the Prospectus is deleted in its entirety.

2.	The paragraph under the “Fund Management – Portfolio Managers” section of the Value Fund’s Fund Summary in the Prospectus is replaced in its entirety as follows:

Mark Iong, CFA, and James Polk, CFA, are the co-portfolio managers of the Value Fund. Mark Iong is an Equity Portfolio Manager for Homestead Advisers and has co-managed the Fund since February 2023. Mr. Polk is the Head of Equity Investments for Homestead Advisers and has co-managed the Fund since January 2019.

3.	The paragraph under the “Fund Management – Portfolio Managers” section of the Small-Company Stock Fund’s Fund Summary in the Prospectus is replaced in its entirety as follows:

Mark Iong, CFA, and James Polk, CFA, are the co-portfolio managers of the Small-Company Stock Fund. Mark Iong is an Equity Portfolio Manager for Homestead Advisers and has co-managed the Fund since February 2023. Mr. Polk is the Head of Equity Investments for Homestead Advisers and has co-managed the Fund since January 2019.

4.	The fifth, sixth, seventh and eighth paragraphs of the “Management of the Funds – Portfolio Managers” section of the Prospectus are replaced in their entirety as follows:

Rural America Growth & Income Fund – Mauricio Agudelo, Mark Iong, Ivan Naranjo and James A. Polk.

Value Fund – Mark Iong and James A. Polk.

Small-Company Stock Fund – Mark Iong and James A. Polk.

5.	The eleventh paragraph of the “Management of the Funds – Portfolio Managers” section of the Prospectus is deleted in its entirety.

6.	The following is added after the second sentence of the “Management of the Funds – Portfolio Managers – Mark Iong, CFA” section of the Prospectus:

He has co-managed the Value Fund and the Small-Company Stock Fund since February 2023.

Filed pursuant to 497(e)
Homestead Funds, Inc. Registration Nos. 033-35788 and 811-06136

Homestead Funds Trust Registration Nos. 333-229995 and 811-23429

Homestead Funds, Inc.

Homestead Funds Trust

Supplement Dated January 6, 2023
to the Statement of Additional Information dated May 1, 2022, as supplemented from time to time

This supplement revises certain information contained in the above-referenced Statement of Additional Information (the “SAI”) regarding the Value Fund and Small-Company Stock Fund, each a series of Homestead Funds, Inc., and the Rural America Growth & Income Fund, a series of Homestead Funds Trust (each such fund, a “Fund” and collectively, the “Funds”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

On or about February 10, 2023, Prabha Carpenter will retire from Homestead Advisers and will no longer serve as portfolio manager of the Funds. In addition, effective February 10, 2023, Mark Iong will serve as portfolio manager of the Value Fund and the Small-Company Stock Fund. Accordingly, each of the following changes are made to the SAI effective February 10, 2023:

1.	The second row and related information of the table in the “Portfolio Managers – Homestead Advisers – Other Accounts Managed” section of the SAI are deleted in their entirety.

2.	The second row and related information of the table in the “Portfolio Managers – Homestead Advisers – Ownership of Securities” section of the SAI are deleted in their entirety.

3.	The following information pertaining to Mark Iong is added to the table in the “Portfolio Managers – Homestead Advisers – Ownership of Securities” section of the SAI:

Value Fund

None

Small-Company Stock Fund

None